Cover Document	Aug. 03, 2021	Feb. 08, 2021
Cover [Abstract]
Amendment Flag		false
Document Type	8-K
Document Period End Date	Aug. 03, 2021
Entity Registrant Name	REINSURANCE GROUP OF AMERICA, INCORPORATED
Entity File Number		1-11848
Entity Tax Identification Number		43-1627032
Entity Incorporation, State or Country Code		MO
Entity Address, Address Line One	16600 Swingley Ridge Road
Entity Address, City or Town	Chesterfield
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63017
City Area Code	636
Local Phone Number	736-7000
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Entity Central Index Key		0000898174